Warrants	3 Months Ended
Jan. 31, 2026
Warrants [Abstract]
Warrants
8.	Warrants

The following table summarizes the changes in the Company’s warrants:

	Number of warrants	Historic weighted average exercise price per warrant shares
Balance, October 31, 2024	4,429,547	$62.80
Exercise of warrants	(547,921)	80
Expiration of warrants	(75)	51,502.00

Balance, October 31, 2025	3,881,551	$62.00
Number of shares to be issued from the exercise of these warrants, October 31, 2025	91,741

Balance, October 31, 2025	3,881,551	$62.00
Exercise of warrants	(391,295)	8.00
Balance, January 31, 2026	3,490,256	$9.84
Number of shares to be issued from the exercise of these warrants	945,154

As of January 31, 2026, the following warrants were outstanding:

Number of warrants outstanding	Number of shares to be issued from the exercise of warrants (warrant shares)	Exercise price per warrant shares		Exercise price per warrant shares (USD)	Expiry date
1,923	48	C$	13,222.95	$9,750.00	November 17, 2027
602,039	181,105		$2.5607	$2.5607	April 5, 2028
2,024,739	245,472		$2.5607	$2.5607	September 17, 2028
861,555	518,529		$2.5607	$2.5607	January 15, 2029
3,490,256	945,154